UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Vicuna Advisors LLC

Address:     230 Park Avenue, 7th Floor     New York     New York     10169

Form 13F File Number:   028-10416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Joshua G. Welch
Title:            Managing Member
Phone:            212-499-2938

Signature, Place, and Date of Signing:

/s/ Joshu G. Welch             New York, NY            16th day of August, 2004
--------------------------
[Signature]                    [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          3

Form 13F Information Table Entry Total:                    14

Form 13F Information Table Value Total:             $  21,395
                                                    ---------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.               Form 13F File Number           Name
---               --------------------           ----
1.                028-10412                      Vicuna Master US L.P.
2.                028-10414                      Vicuna Partners LLC
3.                028-10415                      Joshua G. Welch

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

                                                      FORM 13F INFORMATION TABLE

                        TITLE OF                 VALUE     SHARES/  SH/  PUT/     INVSTMT        OTHER             VOTING AUTHORITY
NAME OF ISSUER           CLASS       CUSIP      (X$1000)   PRN AMT  PRN  CALL     DSCRETN       MANAGERS        SOLE    SHARED  NONE
--------------           -----       -----      --------   -------  ---  ----     -------       --------        ----    ------  ----
CNA FINANCIAL CORP        COM       126117100    1,953      66000    SH        SHARED-DEFINED      123         66000
MERCURY GENERAL CORP      COM       589400100    6,241     125700    SH        SHARED-DEFINED      123        125700
PAPA JOHNS INTERNATIONAL  COM       698813102      784      26500    SH        SHARED-DEFINED      123         26500
SNAP-ON INC               COM       833034101      754      23300    SH        SHARED-DEFINED      123         23300
LIMITED BRANDS INC        COM       532716107      608      32500    SH        SHARED-DEFINED      123         32500
KMART HOLDING INC         COM       498780105    1,728      24000    SH        SHARED-DEFINED      123         24000
CARMAX INC                COM       143130102      951      43500    SH        SHARED-DEFINED      123         43500
BERKSHIRE HATAHAWAY
  INC CL B                COM CL B  084670207      458        155    SH        SHARED-DEFINED      123           155
CBRL GROUP INC            COM       12489V106     2,082     67500    SH        SHARED-DEFINED      123         67500
FAMOUS DAVES OF
  AMERICA INC             COM       307068106     1,328    172700    SH        SHARED-DEFINED      123        172700
INTERNATIONAL SPEEDWAY
  CORP CL A               COM CL A  460335201     1,289     26600    SH        SHARED-DEFINED      123         26600
MARTHA STEWART LIVING
  OMNIMEDIA INC CL A      COM CL A  573083102       518     57533    SH        SHARED-DEFINED      123         57533
PEGASUS COMMUNICATIONS    COM       705904605     1,898     76900    SH        SHARED-DEFINED      123         76900
SEARS ROEBUCK & CO        COM       812387108       804     21300    SH        SHARED-DEFINED      123         21300
                                                 21,395